UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21614
Investment Company Act File Number
Eaton Vance Enhanced Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%(1)

Security	Shares	Value
Aerospace & Defense — 1.8%
General Dynamics Corp.	87,890	$5,146,838
Lockheed Martin Corp.	51,489	3,835,930

		$8,982,768

Air Freight & Logistics — 0.7%
FedEx Corp.	49,044	$3,438,475

		$3,438,475

Beverages — 2.7%
Coca-Cola Co. (The)	102,852	$5,154,942
PepsiCo, Inc.	129,030	7,864,379

		$13,019,321

Biotechnology — 1.4%
Amgen, Inc.(2)	94,121	$4,950,765
Celgene Corp.(2)	37,704	1,916,117

		$6,866,882

Capital Markets — 2.5%
Goldman Sachs Group, Inc.	39,870	$5,233,735
Northern Trust Corp.	92,239	4,307,561
State Street Corp.	72,658	2,457,294

		$11,998,590

Commercial Banks — 3.9%
KeyCorp	308,415	$2,371,711
PNC Financial Services Group, Inc.	73,748	4,166,762
U.S. Bancorp	147,462	3,295,776
Wells Fargo & Co.	352,605	9,026,688

		$18,860,937

Commercial Services & Supplies — 1.0%
Waste Management, Inc.	148,857	$4,657,736

		$4,657,736

Communications Equipment — 2.7%
Cisco Systems, Inc.(2)	479,090	$10,209,408
QUALCOMM, Inc.	98,159	3,223,541

		$13,432,949

Computers & Peripherals — 7.0%
Apple, Inc.(2)	62,213	$15,648,436
Hewlett-Packard Co.	173,570	7,512,109
International Business Machines Corp.	90,748	11,205,563

		$34,366,108

Consumer Finance — 0.7%
American Express Co.	81,560	$3,237,932

		$3,237,932

Diversified Financial Services — 4.8%
Bank of America Corp.	684,141	$9,831,106
Citigroup, Inc.(2)	604,762	2,273,905
JPMorgan Chase & Co.	314,081	11,498,506

		$23,603,517

Security	Shares	Value
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	280,752	$6,791,391
Verizon Communications, Inc.	97,933	2,744,083

		$9,535,474

Electric Utilities — 1.1%
American Electric Power Co., Inc.	162,217	$5,239,609

		$5,239,609

Electrical Equipment — 1.0%
Emerson Electric Co.	114,726	$5,012,379

		$5,012,379

Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	376,802	$6,085,352

		$6,085,352

Energy Equipment & Services — 1.3%
Halliburton Co.	70,371	$1,727,608
Schlumberger, Ltd.	87,318	4,832,178

		$6,559,786

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	120,518	$3,533,588
Wal-Mart Stores, Inc.	157,578	7,574,774

		$11,108,362

Food Products — 1.9%
Kellogg Co.	100,464	$5,053,339
Nestle SA ADR	87,745	4,232,819

		$9,286,158

Health Care Equipment & Supplies — 3.1%
Covidien PLC	67,855	$2,726,414
HeartWare International, Inc.(2)	55,534	3,891,199
Thoratec Corp.(2)	68,312	2,918,972
Varian Medical Systems, Inc.(2)	51,210	2,677,259
Zimmer Holdings, Inc.(2)	54,875	2,965,994

		$15,179,838

Health Care Providers & Services — 1.5%
AmerisourceBergen Corp.	107,244	$3,404,997
Cardinal Health, Inc.	73,526	2,471,209
Fresenius Medical Care AG & Co. KGaA ADR	30,548	1,640,122

		$7,516,328

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	96,329	$2,912,989
McDonald’s Corp.	59,071	3,891,007

		$6,803,996

Household Products — 4.1%
Colgate-Palmolive Co.	131,123	$10,327,248
Procter & Gamble Co.	164,231	9,850,575

		$20,177,823

Industrial Conglomerates — 2.5%
General Electric Co.	857,959	$12,371,769

		$12,371,769

Insurance — 3.4%
Aflac, Inc.	61,446	$2,621,901
Berkshire Hathaway, Inc., Class B(2)	21,944	1,748,717
Lincoln National Corp.	108,387	2,632,720

Security	Shares	Value
MetLife, Inc.	111,605	$4,214,205
Prudential Financial, Inc.	98,694	5,295,920

		$16,513,463

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.(2)	44,610	$4,874,089

		$4,874,089

Internet Software & Services — 1.6%
Google, Inc., Class A(2)	17,812	$7,925,449

		$7,925,449

IT Services — 1.1%
MasterCard, Inc., Class A	25,965	$5,180,796

		$5,180,796

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.(2)	97,676	$4,791,008

		$4,791,008

Machinery — 3.4%
Danaher Corp.	146,378	$5,433,551
Deere & Co.	84,560	4,708,301
Illinois Tool Works, Inc.	102,697	4,239,332
PACCAR, Inc.	61,656	2,458,225

		$16,839,409

Media — 0.7%
Walt Disney Co. (The)	108,375	$3,413,812

		$3,413,812

Metals & Mining — 2.5%
BHP Billiton, Ltd. ADR	43,446	$2,693,218
Freeport-McMoRan Copper & Gold, Inc.	20,064	1,186,384
Goldcorp, Inc.	163,585	7,173,202
United States Steel Corp.	35,280	1,360,044

		$12,412,848

Multi-Utilities — 1.3%
PG&E Corp.	83,297	$3,423,507
Public Service Enterprise Group, Inc.	91,570	2,868,888

		$6,292,395

Multiline Retail — 1.0%
Target Corp.	98,969	$4,866,306

		$4,866,306

Office Electronics — 0.4%
Xerox Corp.	273,218	$2,196,673

		$2,196,673

Oil, Gas & Consumable Fuels — 9.4%
Apache Corp.	67,534	$5,685,688
Chevron Corp.	143,484	9,736,824
ConocoPhillips	71,649	3,517,249
Exxon Mobil Corp.	148,595	8,480,317
Hess Corp.	131,106	6,599,876
Occidental Petroleum Corp.	86,233	6,652,876
Peabody Energy Corp.	76,472	2,992,349
Southwestern Energy Co.(2)	60,937	2,354,606

		$46,019,785

Pharmaceuticals — 6.3%
Abbott Laboratories	98,225	$4,594,966
Bristol-Myers Squibb Co.	163,695	4,082,553

Security	Shares	Value
Johnson & Johnson	201,616	$11,907,441
Merck & Co., Inc.	55,170	1,929,295
Pfizer, Inc.	576,044	8,214,387

		$30,728,642

Real Estate Investment Trusts (REITs) — 0.2%
AvalonBay Communities, Inc.	5,597	$522,592
Boston Properties, Inc.	6,279	447,944

		$970,536

Road & Rail — 0.9%
CSX Corp.	86,531	$4,294,534

		$4,294,534

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	222,773	$4,332,935

		$4,332,935

Software — 3.6%
Microsoft Corp.	446,116	$10,265,129
Oracle Corp.	331,155	7,106,586

		$17,371,715

Specialty Retail — 4.5%
Best Buy Co., Inc.	127,203	$4,307,094
Gap, Inc. (The)	116,429	2,265,708
Home Depot, Inc.	214,893	6,032,046
Staples, Inc.	216,538	4,125,049
TJX Companies, Inc. (The)	125,283	5,255,622

		$21,985,519

Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	95,523	$6,452,579

		$6,452,579

Tobacco — 1.1%
Philip Morris International, Inc.	116,936	$5,360,346

		$5,360,346

Wireless Telecommunication Services — 0.7%
American Tower Corp., Class A(2)	76,823	$3,418,623

		$3,418,623

Total Common Stocks (identified cost $482,188,523)		$483,583,551

Short-Term Investments — 1.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(3)	$9,363	$9,363,334

Total Short-Term Investments (identified cost $9,363,334)		$9,363,334

Total Investments — 100.7% (identified cost $491,551,857)		$492,946,885

Covered Call Options Written — (0.8)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Abbott Laboratories	590	$49.00	8/21/10	$(36,285)
Aflac, Inc.	400	45.00	8/21/10	(70,400)
Amazon.com, Inc.	275	140.00	7/17/10	(1,787)
American Electric Power Co., Inc.	970	31.00	8/21/10	(186,725)
American Express Co.	410	46.00	7/17/10	(2,460)
American Tower Corp., Class A	390	42.50	7/17/10	(94,575)
AmerisourceBergen Corp.	655	30.00	8/21/10	(167,025)
Amgen, Inc.	470	62.50	7/17/10	(940)
Amgen, Inc.	285	57.50	8/21/10	(22,230)
Apache Corp.	340	110.00	7/17/10	(1,700)
Apple, Inc.	320	240.00	7/17/10	(508,000)
Apple, Inc.	180	280.00	8/21/10	(123,300)
AT&T, Inc.	976	26.00	7/17/10	(2,440)
Bank of America Corp.	5,475	17.00	8/21/10	(90,338)
Berkshire Hathaway, Inc., Class B	145	80.00	9/18/10	(60,175)
Best Buy Co., Inc.	830	40.00	9/18/10	(41,500)
BHP Billiton, Ltd. ADR	260	67.50	8/21/10	(48,880)
Bristol-Myers Squibb Co.	1,065	25.00	9/18/10	(136,320)
Cardinal Health, Inc.	480	35.00	9/18/10	(60,000)
Carnival Corp.	485	39.00	7/17/10	(1,940)
Celgene Corp.	190	60.00	7/17/10	(1,140)
Chevron Corp.	935	75.00	9/18/10	(94,435)
Cisco Systems, Inc.	2,875	24.00	7/17/10	(15,813)
Cisco Systems, Inc.	960	25.00	8/21/10	(10,560)
Coca-Cola Co. (The)	620	55.00	8/21/10	(10,850)
Colgate-Palmolive Co.	790	85.00	8/21/10	(23,700)
Corning, Inc.	2,265	17.00	8/21/10	(147,225)
Corning, Inc.	750	19.00	8/21/10	(12,000)
Covidien PLC	410	45.00	7/17/10	(3,075)
CSX Corp.	520	55.00	8/21/10	(50,180)
CVS Caremark Corp.	725	36.00	8/21/10	(4,712)
Danaher Corp.	955	40.00	9/18/10	(19,100)
Deere & Co.	550	62.50	9/18/10	(92,950)
Emerson Electric Co.	750	50.00	9/18/10	(43,125)
Exxon Mobil Corp.	640	62.50	7/17/10	(8,960)
Exxon Mobil Corp.	210	65.00	8/21/10	(5,670)
FedEx Corp.	245	90.00	7/17/10	(367)
Freeport-McMoRan Copper & Gold, Inc.	120	75.00	8/21/10	(7,380)
Fresenius Medical Care AG & Co. KGaA ADR	155	55.00	7/17/10	(9,300)
Gap, Inc. (The)	760	22.00	9/18/10	(34,200)
General Dynamics Corp.	530	75.00	8/21/10	(2,650)
General Electric Co.	5,150	17.00	7/17/10	(12,875)
General Electric Co.	1,720	17.00	9/18/10	(36,120)
Goldman Sachs Group, Inc.	398	150.00	7/17/10	(10,348)
Google, Inc., Class A	120	510.00	9/18/10	(81,000)
Halliburton Co.	355	33.00	7/17/10	(355)
Hess Corp.	1,050	60.00	8/21/10	(46,200)
Hewlett-Packard Co.	340	48.00	8/21/10	(21,590)
Hewlett-Packard Co.	1,050	49.00	8/21/10	(47,775)
Home Depot, Inc.	430	32.00	8/21/10	(10,965)
Home Depot, Inc.	1,290	35.00	8/21/10	(5,160)
Illinois Tool Works, Inc.	670	47.50	9/18/10	(36,850)
Intel Corp.	1,115	24.00	7/17/10	(1,672)
Intel Corp.	670	22.00	8/21/10	(14,070)
International Business Machines Corp.	545	135.00	7/17/10	(6,268)
Johnson & Johnson	1,010	65.00	7/17/10	(2,525)
Johnson & Johnson	605	60.00	8/21/10	(85,305)
JPMorgan Chase & Co.	1,885	43.00	7/17/10	(4,712)
Kellogg Co.	655	55.00	9/18/10	(22,925)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
KeyCorp	2,005	$9.00	9/18/10	$(50,125)
Lincoln National Corp.	650	28.00	7/17/10	(6,500)
Lockheed Martin Corp.	335	80.00	9/18/10	(46,900)
MasterCard, Inc., Class A	155	230.00	7/17/10	(3,875)
McDonald’s Corp.	385	70.00	9/18/10	(35,420)
Merck & Co., Inc.	335	36.00	7/17/10	(11,893)
MetLife, Inc.	725	43.00	9/18/10	(80,475)
Microsoft Corp.	2,680	27.00	7/17/10	(6,700)
NIKE, Inc., Class B	480	75.00	7/17/10	(4,800)
Northern Trust Corp.	555	55.00	7/17/10	(1,387)
Occidental Petroleum Corp.	520	85.00	8/21/10	(79,300)
Oracle Corp.	2,155	24.00	9/18/10	(73,270)
PACCAR, Inc.	310	45.00	8/21/10	(26,350)
Peabody Energy Corp.	395	48.00	9/18/10	(35,155)
PepsiCo, Inc.	645	67.50	7/17/10	(1,935)
Pfizer, Inc.	3,745	16.00	9/18/10	(80,518)
PG&E Corp.	545	45.00	9/18/10	(20,438)
Philip Morris International, Inc.	760	47.00	9/18/10	(133,380)
PNC Financial Services Group, Inc.	445	67.50	8/21/10	(16,020)
Procter & Gamble Co.	825	65.00	7/17/10	(2,062)
Procter & Gamble Co.	490	62.50	8/21/10	(31,115)
Prudential Financial, Inc.	645	65.00	9/18/10	(59,663)
Public Service Enterprise Group, Inc.	595	30.00	9/18/10	(139,825)
QUALCOMM, Inc.	590	38.00	7/17/10	(2,655)
Schlumberger, Ltd.	525	65.00	8/21/10	(38,063)
Southwestern Energy Co.	235	47.00	9/18/10	(16,450)
Staples, Inc.	1,410	23.00	9/18/10	(21,150)
State Street Corp.	440	43.00	8/21/10	(3,300)
Target Corp.	495	57.50	7/17/10	(1,485)
Thermo Fisher Scientific, Inc.	630	55.00	9/18/10	(53,550)
TJX Companies, Inc. (The)	635	45.00	7/17/10	(12,700)
U.S. Bancorp	960	24.00	9/18/10	(85,920)
United States Steel Corp.	180	65.00	7/17/10	(90)
Varian Medical Systems, Inc.	190	60.00	8/21/10	(7,125)
Verizon Communications, Inc.	590	28.00	7/17/10	(25,960)
Wal-Mart Stores, Inc.	945	52.50	7/17/10	(2,362)
Walt Disney Co. (The)	544	36.00	7/17/10	(1,904)
Waste Management, Inc.	845	35.00	7/17/10	(2,535)
Wells Fargo & Co.	1,765	34.00	7/17/10	(3,530)
Wells Fargo & Co.	1,060	29.00	8/21/10	(47,700)
Xerox Corp.	1,640	9.00	7/17/10	(6,560)
Zimmer Holdings, Inc.	275	55.00	7/17/10	(22,000)

Total Covered Call Options Written (premiums received $12,209,117)				$(4,003,272)

Other Assets, Less Liabilities — 0.1%				$515,626

Net Assets — 100.0%				$489,459,239

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at June 30, 2010 has been pledged as collateral for such written option.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended June 30, 2010 was $8,462 and $0, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$493,359,854

Gross unrealized appreciation	$45,161,975
Gross unrealized depreciation	(45,574,944)

Net unrealized depreciation	$(412,969)

Written call options activity for the fiscal year to date ended June 30, 2010 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	82,872	$16,233,693
Options written	280,274	48,919,460
Options terminated in closing purchase transactions	(185,617)	(36,722,806)
Options exercised	(6,737)	(1,055,075)
Options expired	(86,444)	(15,166,155)

Outstanding, end of period	84,348	$12,209,117

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $4,003,272.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$483,583,551	$—	$—	$483,583,551
Short-Term Investments	—	9,363,334	—	9,363,334

Total Investments	$483,583,551	$9,363,334	$—	$492,946,885

Liability Description

Covered Call Options Written	$(4,003,272)	$—	$—	$(4,003,272)

Total	$(4,003,272)	$—	$—	$(4,003,272)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Enhanced Equity Income Fund

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	August 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	August 25, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 25, 2010